UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      First Trust Bank, Ltd.

Address:   P.O. Box N-7776
           Lyford Cay, Nassau, Bahamas


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Betty A. Roberts
Title:  Chief Executive Officer
Phone:  (242) 362-4904

Signature,  Place,  and  Date  of  Signing:

/s/ Betty A. Roberts               Nassau, Bahamas                    2/8/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-06762         Bay Harbour Management, LC
---------------  ---------------------------------------------------------------
28-1399          Southeastern Asset Management, Inc.
---------------  ---------------------------------------------------------------
28-7494          Steinberg Global Asset Management, Ltd.
---------------  ---------------------------------------------------------------
28-05601         Thomas White International, Ltd.
---------------  ---------------------------------------------------------------
28-10411         Aegis Financial Corp.
---------------  ---------------------------------------------------------------
28-01260         First Manhattan Co.
---------------  ---------------------------------------------------------------
28-13078         Edinburgh Partners Ltd.
---------------  ---------------------------------------------------------------
28-10104         Altrinsic Global Advisors, LLC
---------------  ---------------------------------------------------------------
28-05163         Kinetics Asset Management, Inc.
---------------  ---------------------------------------------------------------
28-10309         DSM Capital Partners
---------------  ---------------------------------------------------------------
28-04825         Baillie Gifford & Co.
---------------  ---------------------------------------------------------------
28-04121         Davis Selected Advisers, LP
---------------  ---------------------------------------------------------------
28-              Lindsell Train Limited
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $       95,124
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AGRIUM INC                  COM            008916108    5,873   95,500 SH       SOLE                 95,500      0    0
AU OPTRONICS CORP           SPONSORED ADR  002255107    4,517  376,767 SH       SOLE                376,767      0    0
BANK OF AMERICA CORPORATION COM            060505104    9,455  627,800 SH       SOLE                627,800      0    0
BARRICK GOLD CORP           COM            067901108    4,726  120,000 SH       SOLE                120,000      0    0
BERKLEY W R CORP            COM            084423102    7,269  295,000 SH       SOLE                295,000      0    0
BRF-BRASIL FOODS  S A       SPONSORED ADR  10552T107    2,970   56,716 SH       SOLE                 56,716      0    0
BUNGE LIMITED               COM            G16962105    4,665   73,090 SH       SOLE                 73,090      0    0
CANADIAN NAT RES LTD        COM            136385101    4,382   60,903 SH       SOLE                 60,903      0    0
CTRIP COM INTL LTD          ADR            22943F100   10,779  150,000 SH       SOLE                150,000      0    0
HESS CORP                   COM            42809H107    3,025   50,000 SH       SOLE                 50,000      0    0
INVESCO LTD                 SHS            G491BT108    1,976   84,137 SH       SOLE                 84,137      0    0
ISHARES SILVER TRUST        I SHARES       46428Q109    4,135  250,000 SH       SOLE                250,000      0    0
ISHARES TR INDEX            FTSE XNHUA IDX 464287184    5,329  126,100 SH       SOLE                126,100      0    0
LEGG MASON INC              COM            524901105    4,314  143,053 SH       SOLE                143,053      0    0
NETAPP INC                  COM            64110D104    3,436  100,000 SH       SOLE                100,000      0    0
NOKIA CORP                  SPONSORED ADR  654902204    3,342  260,085 SH       SOLE                260,085      0    0
PRESTIGE BRANDS HLDGS INC   COM            74112D101    7,700  979,600 SH       SOLE                979,600      0    0
SASOL LTD                   SPONSORED ADR  803866300    4,480  112,161 SH       SOLE                112,161      0    0
SIEMENS A G                 SPONSORED ADR  826197501    2,751   30,000 SH       SOLE                 30,000      0    0


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